LONG-TERM DEBT - Breakdown of long-term debt (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term debt
Total long-term debt	$ 5,740.5	$ 5,927.9
Change in fair value related to hedged interest rate risk	16.8	9.1
Financing fees, net of amortization	(29.7)	(37.6)
Total adjustments for long-term debt	(12.9)	(28.5)
Total long-term debt, current and non current	5,727.6	5,899.4	$ 6,375.0
Long term debt excluding financing fees	3,655.1	3,718.8
Financial instruments designated as hedging instruments, at fair value	605.1	679.8
Parent Company
Long-term debt
Total long-term debt	1,593.4	1,620.7
Parent Company | Bank credit facility
Long-term debt
Total long-term debt		9.0
Parent Company | Senior Notes
Long-term debt
Total long-term debt	1,593.4	1,611.7
Subsidiaries | Videotron
Long-term debt
Total long-term debt	4,120.0	4,262.3
Total long-term debt, current and non current	0.0
Subsidiaries | Videotron | Bank credit facility
Long-term debt
Total long-term debt		89.3
Subsidiaries | Videotron | Senior Notes
Long-term debt
Total long-term debt	$ 4,120.0	4,173.0
Subsidiaries | TVA Group | Bank credit facility
Long-term debt
Effective interest rate (as a percent)	2.14%
Total long-term debt	$ 27.1	$ 44.9